UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TNB Financial Services, Inc.
Address:   325 North Broad Street
           Thomasville, GA 31792

13F File Number: 028-05457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Susan J. Hall
Title:  Chief Compliance Officer
Phone:  229-227-0600
Signature, Place, and Date of Signing:

   Susan J. Hall, Thomasville, Georgia    November 14, 2005

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $122,967

List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     3933 53615.00 SH       SOLE                 51015.00           2600.00
American SuperConductor        COM              030111108      558 53980.00 SH       SOLE                 51380.00           2600.00
Amgen, Inc.                    COM              031162100     4293 53879.00 SH       SOLE                 51279.00           2600.00
Amsouth Bancorporation         COM              032165102     2809 111204.00SH       SOLE                105804.00           5400.00
Anadarko Petroleum Corp        COM              032511107     5517 57620.00 SH       SOLE                 54020.00           3600.00
BP p.l.c. ADR                  ADR              055622104     2435 34375.00 SH       SOLE                 32475.00           1900.00
Brown & Brown, Inc.            COM              115236101      857 17250.00 SH       SOLE                 17250.00
Caterpillar, Inc               COM              149123101     5546 94400.00 SH       SOLE                 88800.00           5600.00
Chevron Corp                   COM              166764100     3256 50308.00 SH       SOLE                 47408.00           2900.00
Coca-Cola Company              COM              191216100     2071 47959.00 SH       SOLE                 43159.00           4800.00
Conagra Foods, Inc.            COM              205887102     4304 173886.00SH       SOLE                165486.00           8400.00
Dow Chemical                   COM              260543103     4378 105055.00SH       SOLE                101255.00           3800.00
Duke Energy Company            COM              264399106     5595 191816.00SH       SOLE                180716.00          11100.00
E.I. duPont de Nemours & Compa COM              263534109     1060 27058.00 SH       SOLE                 25658.00           1400.00
Emerson Electric               COM              291011104     4737 65970.00 SH       SOLE                 61470.00           4500.00
Exxon Mobil Corp               COM              30231G102     5301 83423.00 SH       SOLE                 79523.00           3900.00
Flowers Foods Inc              COM              343498101      226  8292.00 SH       SOLE                  8292.00
Fuelcell Energy Inc            COM              35952H106      587 53510.00 SH       SOLE                 53010.00            500.00
Genentech Inc                  COM              368710406     3766 44725.00 SH       SOLE                 41025.00           3700.00
General Electric               COM              369604103     4208 124988.00SH       SOLE                118988.00           6000.00
Honeywell, Inc                 COM              438516106     2482 66194.00 SH       SOLE                 62794.00           3400.00
IDACORP, Inc.                  COM              451107106     2109 69985.00 SH       SOLE                 67485.00           2500.00
Ingersoll-Rand Company Class A COM              G4776G101      677 17711.00 SH       SOLE                 17511.00            200.00
Intel Corp                     COM              458140100     3973 161157.00SH       SOLE                152957.00           8200.00
International Rectifier        COM              460254105     2716 60240.00 SH       SOLE                 56240.00           4000.00
Johnson & Johnson              COM              478160104     5318 84040.00 SH       SOLE                 80540.00           3500.00
Kellogg Co                     COM              487836108     1324 28700.00 SH       SOLE                 28700.00
Lilly, Eli & Co                COM              532457108     1542 28809.00 SH       SOLE                 27609.00           1200.00
Medtronic, Inc.                COM              585055106     1275 23776.00 SH       SOLE                 22476.00           1300.00
Merck & Co., Inc               COM              589331107     1561 57366.00 SH       SOLE                 54066.00           3300.00
Microsoft Corp                 COM              594918104      451 17510.00 SH       SOLE                 17510.00
Pfizer, Inc                    COM              717081103     2873 115075.00SH       SOLE                109500.00           5575.00
Proctor & Gamble               COM              742718109     1968 33099.00 SH       SOLE                 31499.00           1600.00
Progress Energy Inc            COM              743263105     3863 86324.00 SH       SOLE                 82624.00           3700.00
Royal Dutch Shell PLC 'A' ADR  ADR              780259206      285  4345.00 SH       SOLE                  4345.00
Southern Co                    COM              842587107     5494 153623.00SH       SOLE                147223.00           6400.00
SunTrust Banks, Inc.           COM              867914103     5807 83609.00 SH       SOLE                 79709.00           3900.00
Texas Instruments              COM              882508104     2863 84442.00 SH       SOLE                 79542.00           4900.00
Thomasville Bancshares, Inc.   COM              884608100      334 17350.00 SH       SOLE                 17350.00
Verizon Communications         COM              92343V104     4798 146773.00SH       SOLE                139673.00           7100.00
Wal-Mart Stores, Inc.          COM              931142103      251  5719.00 SH       SOLE                  5719.00
Wells Fargo                    COM              949746101     5567 95047.00 SH       SOLE                 91047.00           4000.00
Esc Conseco Inc                PFD              2084649g4        0 25000.00 SH       SOLE                 25000.00